Summary of Amortized Cost, Unrealized Gains and Losses and Fair Value of Available For Sale Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	$ 47,915	$ 42,526
Available-for-sale Securities, Gross unrealized gains	2,645	1,777
Available-for-sale Securities, Gross unrealized losses	280	603
Available-for-sale Securities, Fair value	50,280	43,700
Fixed maturity securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	47,842	42,524
Available-for-sale Securities, Gross unrealized gains	2,635	1,769
Available-for-sale Securities, Gross unrealized losses	276	603
Available-for-sale Securities, Fair value	50,201	43,690
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	358	596
Available-for-sale Securities, Gross unrealized gains	39	49
Available-for-sale Securities, Gross unrealized losses	1
Available-for-sale Securities, Fair value	396	645
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	3,433	2,454
Available-for-sale Securities, Gross unrealized gains	414	265
Available-for-sale Securities, Gross unrealized losses	2	23
Available-for-sale Securities, Fair value	3,845	2,696
Fixed maturity securities [Member] | Corporate Securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	37,643	33,086
Available-for-sale Securities, Gross unrealized gains	2,018	1,276
Available-for-sale Securities, Gross unrealized losses	220	497
Available-for-sale Securities, Fair value	39,441	33,865
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	2,788	3,161
Available-for-sale Securities, Gross unrealized gains	107	126
Available-for-sale Securities, Gross unrealized losses	23	39
Available-for-sale Securities, Fair value	2,872	3,248
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	1,154	1,260
Available-for-sale Securities, Gross unrealized gains	13	23
Available-for-sale Securities, Gross unrealized losses	6	4
Available-for-sale Securities, Fair value	1,161	1,279
Fixed maturity securities [Member] | Asset-backed Securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	2,466	1,967
Available-for-sale Securities, Gross unrealized gains	44	30
Available-for-sale Securities, Gross unrealized losses	24	40
Available-for-sale Securities, Fair value	2,486	1,957
Equity securities [Member]
Available-for-Sale Securities
Available-for-Sale Securities, Amortized cost	73	2
Available-for-sale Securities, Gross unrealized gains	10	8
Available-for-sale Securities, Gross unrealized losses	4
Available-for-sale Securities, Fair value	$ 79	$ 10